Note 5 - Balance Sheet Components - Summary of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued clinical trial and manufacturing costs	$ 4,201	$ 4,340	$ 6,472
Accrued personnel costs	494	497	1,172
Other accrued liabilities	799	522	844
Total accrued liabilities	$ 5,494	$ 5,359	$ 8,488